Note 5. Related Party Transactions (Detail) (USD $)	0 Months Ended				1 Months Ended	5 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Sep. 30, 2012	Oct. 31, 2012	May 31, 2012	Jul. 31, 2011
Accounts Payable, Related Parties				$ 79,696		$ 79,696		$ 36,137
Accounts Payable, Related Parties (Deprecated 2009-01-31)							59,770
Stock Issued During Period, Shares, Issued for Services (in Shares)	12,644,943	13,181,460	6,456,600	233,335	116,665
Adjustments to Additional Paid in Capital, Other			4,142
Related Party Transaction, Amounts of Transaction						$ 59,770